Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					4.30%	2.80%
Prior year true-up					(5.23%)
Change in valuation allowance					55.41%	(23.80%)
Effective tax rate	(25.56%)	57.78%	26.28%	72.57%	75.48%